Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.6%
84,418	iShares 20+ Year Treasury Bond ETF	$8,648,624	2.0
239,652	Vanguard Russell 1000 Growth ETF	12,991,535	3.0
141,138	Vanguard S&P 500 ETF	46,335,605	10.6

	Total Exchange-Traded Funds
	(Cost $79,283,974)	67,975,764	15.6

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 83.8%
3,717,645	Voya Intermediate Bond Fund - Class R6	31,525,629	7.2
3,242,202	Voya Large Cap Value Portfolio - Class R6	15,173,505	3.5
1,627,412	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,100,665	3.0
2,743,933	Voya Multi-Manager International Equity Fund - Class I	21,128,284	4.8
2,932,555	Voya Multi-Manager International Factors Fund - Class I	21,173,045	4.9
2,047,179	Voya Multi-Manager Mid Cap Value Fund - Class I	17,319,134	4.0
279,694	(1) Voya Small Cap Growth Fund - Class R6	8,705,988	2.0
1,078,191	(1) Voya Small Company Fund - Class R6	12,356,067	2.8
5,255,660	Voya U.S. Stock Index Portfolio - Class I	78,256,776	18.0
1,952,484	VY® BrandywineGLOBAL - Bond Portfolio - Class I	18,158,103	4.2
1,729,294	VY® Columbia Contrarian Core Portfolio - Class I	25,801,069	5.9
1,063,758	VY® Invesco Comstock Portfolio - Class I	19,722,072	4.5
1,850,278	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	44,258,639	10.2
2,164,958	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	17,536,158	4.0
349,518	VY® T. Rowe Price Growth Equity Portfolio - Class I	20,988,544	4.8

	Total Mutual Funds
	(Cost $469,310,846)	365,203,678	83.8

	Total Investments in Securities (Cost $548,594,820)	$433,179,442	99.4
	Assets in Excess of Other Liabilities	2,472,384	0.6
	Net Assets	$435,651,826	100.0

(1)	Non-income producing security.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$67,975,764	$–	$–	$67,975,764
Mutual Funds	365,203,678	–	–	365,203,678
Total Investments, at fair value	$433,179,442	$–	$–	$433,179,442
Other Financial Instruments+
Futures	2,720,677	–	–	2,720,677
Total Assets	$435,900,119	$–	$–	$435,900,119
Liabilities Table
Other Financial Instruments+
Futures	$(1,474,278)	$–	$–	$(1,474,278)
Total Liabilities	$(1,474,278)	$–	$–	$(1,474,278)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$37,510,454	$154,030	$(34,820,351)	$(2,844,133)	$-	$151,592	$1,862,431	$-
Voya Intermediate Bond Fund - Class R6	24,748,449	32,236,990	(20,202,639)	(5,257,171)	31,525,629	761,203	(1,630,289)	-
Voya Large Cap Value Portfolio - Class R6	-	29,994,357	(2,789,105)	(12,031,747)	15,173,505	-	(866,163)	9,914,120
Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,728,371	9,203,710	(11,051,362)	(2,780,054)	13,100,665	-	(4,707,555)	-
Voya Multi-Manager International Equity Fund - Class I	54,586,096	3,513,381	(25,779,539)	(11,191,654)	21,128,284	-	(3,031,987)	-
Voya Multi-Manager International Factors Fund - Class I	18,520,991	17,457,682	(7,439,797)	(7,365,831)	21,173,045	-	(314,055)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	25,677,014	616,593	(3,609,715)	(5,364,758)	17,319,134	-	471,761	-
Voya Small Cap Growth Fund - Class R6	-	10,109,296	(260,338)	(1,142,970)	8,705,988	-	(5,663)	-
Voya Small Company Fund - Class R6	-	15,305,888	(408,212)	(2,541,609)	12,356,067	-	(22,580)	-
Voya U.S. Stock Index Portfolio - Class I	109,570,210	18,425,608	(12,927,210)	(36,811,832)	78,256,776	51,077	2,664,427	8,918,321
VY® Brandywine Global - Bond Portfolio - Class I	12,327,745	11,700,140	(2,648,913)	(3,220,869)	18,158,103	194,113	(153,433)	976,453
VY® Columbia Contrarian Core Portfolio - Class I	38,124,725	5,850,942	(3,970,327)	(14,204,271)	25,801,069	167,510	1,174,461	4,724,298
VY® Invesco Comstock Portfolio - Class I	27,736,382	1,450,330	(3,979,610)	(5,485,030)	19,722,072	19,362	2,777,148	55,923
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	11,935,614	3,658,960	(12,830,683)	(2,763,891)	-	615	(657,798)	1,793,619
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	62,651,484	6,418,221	(8,621,762)	(16,189,304)	44,258,639	38,954	557,209	6,155,136
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	24,169,210	8,550,343	(3,269,790)	(11,913,605)	17,536,158	-	66,196	4,805,456
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,638,869	14,455,593	(15,743,621)	(20,362,297)	20,988,544	-	1,095,852	4,330,694
	$507,925,614	$189,102,064	$(170,352,974)	$(161,471,026)	$365,203,678	$1,384,426	$(720,038)	$41,674,020

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	103	12/16/22	$8,599,470	$(1,255,276)
U.S. Treasury 2-Year Note	36	12/30/22	7,394,063	(59,599)
U.S. Treasury Ultra Long Bond	33	12/20/22	4,521,000	(159,403)
			$20,514,533	$(1,474,278)
Short Contracts:
MSCI EAFE Index	(52)	12/16/22	(4,317,560)	474,926
S&P 500® E-Mini	(85)	12/16/22	(15,306,375)	2,245,751
			$(19,623,935)	$2,720,677

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $553,579,638.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,720,677
Gross Unrealized Depreciation	(121,874,474)
Net Unrealized Depreciation	$(119,153,797)